OTHER NON-CURRENT LIABILITIES (Other non-current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017	Jan. 03, 2016
Subclassifications of assets, liabilities and equities [abstract]
Employee benefit obligation - Statutory severance and pre-notice	$ 16,096	$ 14,579	$ 8,882
Employee benefit obligation - Defined contribution plan	3,216	2,444
Provisions	17,829	17,546
Other non-current liabilities	$ 37,141	$ 34,569